Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions
5. RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Related party transactions during the year consisted primarily of loans made to participants disclosed in Note 1 and certain of the Plan's investments are managed by the Trustee, and therefore, these transactions qualify as party-in-interest transactions. Fees incurred by the Plan for investment manager services are included in net appreciation in the fair value of the investment.

NW NATURAL HOLDING COMPANY UNITIZED STOCK. NW Holdings unitized stock represents investments in parties-in-interest. During the years ended December 31, 2025 and 2024, purchases of NW Holdings common stock totaled 29,437 shares for $1,238,762 and 30,917 shares for $1,178,947, respectively. During the years ended December 31, 2025 and 2024, sales of NW Holdings common stock totaled 29,534 shares for $1,262,108 and 35,048 shares for $1,357,687, respectively.

As of December 31, 2025, BlackRock, Inc., The Vanguard Group, Inc. and State Street Corporation each owned beneficially more than five percent of NW Holdings common stock.